FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03759

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Variable Insurance Products Fund IV

Fund Name: VIP Strategic Income Portfolio

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: 06/30/2005

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Variable Insurance Products Fund IV

BY:  /s/ CHRISTINE REYNOLDS
-----------------------------------------------------
CHRISTINE REYNOLDS, TREASURER, FIDELITY MANAGEMENT & RESEARCH COMPANY
DATE: 08/10/2005 09:12:20 AM

EXHIBIT A

VOTE SUMMARY REPORT
VIP Strategic Income Portfolio
07/01/2004 - 06/30/2005

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: CENTERPLATE, INC. MEETING DATE: 05/18/2005
TICKER: CVP SECURITY ID: 15200E204
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT FELIX P. CHEE AS A DIRECTOR	Management	For	For
1.2	ELECT SUE LING GIN AS A DIRECTOR	Management	For	For
1.3	ELECT LAWRENCE E. HONIG AS A DIRECTOR	Management	For	For
1.4	ELECT ALFRED POE AS A DIRECTOR	Management	For	For
1.5	ELECT PETER F. WALLACE AS A DIRECTOR	Management	For	For
1.6	ELECT DAVID M. WILLIAMS AS A DIRECTOR	Management	For	For
1.7	ELECT GLENN R. ZANDER AS A DIRECTOR	Management	For	For
2	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP TO SERVE AS THE COMPANY S INDEPENDENT AUDITORS FOR FISCAL YEAR 2005 ENDING JANUARY 3, 2006.[1]	Management	For	For

1. Fidelity displays agenda items and descriptions, including the use of characters (such as page numbers, percentage and pound signs, ampersands and, in particular, asterisks and other footnote designations) as they are provided by the issuer and the vote processing agent. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: TELEWEST GLOBAL, INC. MEETING DATE: 05/09/2005
TICKER: TLWT SECURITY ID: 87956T107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT BARRY R. ELSON AS A DIRECTOR	Management	For	For
1.2	ELECT MICHAEL J. MCGUINESS AS A DIRECTOR	Management	For	For
2	RATIFICATION OF THE APPOINTMENT OF KPMG AUDIT PLC TO SERVE AS THE COMPANY S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2005.	Management	For	For
3	APPROVAL OF THE TELEWEST GLOBAL, INC. LONG-TERM INCENTIVE PLAN.	Management	For	For